Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						9 Months Ended
		Jul. 31, 2024		Apr. 30, 2024		Jul. 31, 2023		Jul. 31, 2024		Jul. 31, 2023
Disclosure of operating segments [line items]
Net interest income	[1],[2]	$ 4,862		$ 4,694		$ 4,573		$ 14,329		$ 13,596
Non-interest income	[2],[3]	3,502	[4]	3,653	[5]	3,494	[6]	10,815	[7]	10,346	[8]
Total revenue	[2]	8,364		8,347		8,067		25,144		23,942
Provision for credit losses	[2]	1,052		1,007		819		3,021		2,166
Depreciation and amortization	[2]	428		410		412		1,259		1,230
Other non-interest expenses	[2]	4,521		4,301		4,147		13,140		12,364
Provision for income taxes	[2]	451		537		497		1,521		2,086
Net income	[2]	1,912		2,092		2,192		6,203		6,096
Net income attributable to non-controlling interests in subsidiaries	[2]	36		26		20		87		81
Net income attributable to equity holders of the Bank	[2]	1,876		2,066		2,172		6,116		6,015
Average assets	[2]	1,423,000		1,411,000		1,402,000		1,419,000		1,391,000
Average liabilities	[2]	1,341,000		1,330,000		1,324,000		1,339,000		1,314,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	2,752	[9]	2,634	[9]	2,469	[10]	8,039	[9]	7,198	[10]
Non-interest income	[2],[3]	728	[4],[9]	702	[5],[9]	735	[6],[10]	2,164	[7],[9]	2,297	[8],[10]
Total revenue	[2]	3,480	[9]	3,336	[9]	3,204	[10]	10,203	[9]	9,495	[10]
Provision for credit losses	[2]	435	[9]	428	[9]	307	[10]	1,241	[9]	743	[10]
Depreciation and amortization	[2]	145	[9]	143	[9]	145	[10]	435	[9]	436	[10]
Other non-interest expenses	[2]	1,381	[9]	1,375	[9]	1,303	[10]	4,107	[9]	3,917	[10]
Provision for income taxes	[2]	409	[9]	382	[9]	399	[10]	1,207	[9]	1,208	[10]
Net income	[2]	1,110	[9]	1,008	[9]	1,050	[10]	3,213	[9]	3,191	[10]
Net income attributable to equity holders of the Bank	[2]	1,110	[9]	1,008	[9]	1,050	[10]	3,213	[9]	3,191	[10]
Average assets	[2]	451,000	[9]	445,000	[9]	450,000	[10]	447,000	[9]	450,000	[10]
Average liabilities	[2]	389,000	[9]	389,000	[9]	376,000	[10]	390,000	[9]	367,000	[10]
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	2,231	[9]	2,261	[9]	2,110	[10]	6,738	[9]	6,001	[10]
Non-interest income	[2],[3]	776	[4],[9]	731	[5],[9]	725	[6],[10]	2,364	[7],[9]	2,260	[8],[10]
Total revenue	[2]	3,007	[9]	2,992	[9]	2,835	[10]	9,102	[9]	8,261	[10]
Provision for credit losses	[2]	589	[9]	566	[9]	516	[10]	1,729	[9]	1,356	[10]
Depreciation and amortization	[2]	142	[9]	142	[9]	142	[10]	427	[9]	423	[10]
Other non-interest expenses	[2]	1,395	[9]	1,395	[9]	1,346	[10]	4,218	[9]	3,976	[10]
Provision for income taxes	[2]	177	[9]	194	[9]	192	[10]	561	[9]	531	[10]
Net income	[2]	704	[9]	695	[9]	639	[10]	2,167	[9]	1,975	[10]
Net income attributable to non-controlling interests in subsidiaries	[2]	35	[9]	24	[9]	18	[10]	81	[9]	74	[10]
Net income attributable to equity holders of the Bank	[2]	669	[9]	671	[9]	621	[10]	2,086	[9]	1,901	[10]
Average assets	[2]	234,000	[9]	235,000	[9]	241,000	[10]	235,000	[9]	236,000	[10]
Average liabilities	[2]	180,000	[9]	183,000	[9]	184,000	[10]	182,000	[9]	178,000	[10]
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	245	[9]	225	[9]	207	[10]	691	[9]	629	[10]
Non-interest income	[3]	1,228	[4],[9]	1,189	[5],[9]	1,129	[6],[10]	3,561	[7],[9]	3,330	[8],[10]
Total revenue		1,473	[9]	1,414	[9]	1,336	[10]	4,252	[9]	3,959	[10]
Provision for credit losses		10	[9]	7	[9]	2	[10]	22	[9]	5	[10]
Depreciation and amortization		48	[9]	47	[9]	44	[10]	142	[9]	133	[10]
Other non-interest expenses		867	[9]	848	[9]	799	[10]	2,530	[9]	2,330	[10]
Provision for income taxes		137	[9]	130	[9]	123	[10]	394	[9]	380	[10]
Net income		411	[9]	382	[9]	368	[10]	1,164	[9]	1,111	[10]
Net income attributable to non-controlling interests in subsidiaries		3	[9]	2	[9]	2	[10]	8	[9]	7	[10]
Net income attributable to equity holders of the Bank		408	[9]	380	[9]	366	[10]	1,156	[9]	1,104	[10]
Average assets		36,000	[9]	35,000	[9]	34,000	[10]	35,000	[9]	34,000	[10]
Average liabilities		40,000	[9]	41,000	[9]	40,000	[10]	40,000	[9]	41,000	[10]
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	392	[9]	331	[9]	337	[10]	1,077	[9]	1,175	[10]
Non-interest income	[3]	961	[4],[9]	990	[5],[9]	1,006	[6],[10]	2,976	[7],[9]	3,023	[8],[10]
Total revenue		1,353	[9]	1,321	[9]	1,343	[10]	4,053	[9]	4,198	[10]
Provision for credit losses		18	[9]	5	[9]	(6)	[10]	28	[9]	62	[10]
Depreciation and amortization		68	[9]	62	[9]	56	[10]	192	[9]	163	[10]
Other non-interest expenses		727	[9]	719	[9]	702	[10]	2,185	[9]	2,120	[10]
Provision for income taxes		122	[9]	107	[9]	157	[10]	363	[9]	499	[10]
Net income		418	[9]	428	[9]	434	[10]	1,285	[9]	1,354	[10]
Net income attributable to equity holders of the Bank		418	[9]	428	[9]	434	[10]	1,285	[9]	1,354	[10]
Average assets		493,000	[9]	494,000	[9]	493,000	[10]	497,000	[9]	487,000	[10]
Average liabilities		476,000	[9]	470,000	[9]	450,000	[10]	474,000	[9]	450,000	[10]
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(758)	[9],[11]	(757)	[9],[12]	(550)	[10],[13]	(2,216)	[9],[14]	(1,407)	[10],[15]
Non-interest income	[3]	(191)	[4],[9],[11]	41	[5],[9],[12]	(101)	[6],[10],[13]	(250)	[7],[9],[14]	(564)	[8],[10],[15]
Total revenue		(949)	[9],[11]	(716)	[9],[12]	(651)	[10],[13]	(2,466)	[9],[14]	(1,971)	[10],[15]
Provision for credit losses	[9]			1	[12]			1	[14]
Depreciation and amortization		25	[9],[11]	16	[9],[12]	25	[10],[13]	63	[9],[14]	75	[10],[15]
Other non-interest expenses		151	[9],[11]	(36)	[9],[12]	(3)	[10],[13]	100	[9],[14]	21	[10],[15]
Provision for income taxes		(394)	[9],[11]	(276)	[9],[12]	(374)	[10],[13]	(1,004)	[9],[14]	(532)	[10],[15]
Net income		(731)	[9],[11]	(421)	[9],[12]	(299)	[10],[13]	(1,626)	[9],[14]	(1,535)	[10],[15]
Net income attributable to non-controlling interests in subsidiaries	[9]	(2)	[11]					(2)	[14]
Net income attributable to equity holders of the Bank		(729)	[9],[11]	(421)	[9],[12]	(299)	[10],[13]	(1,624)	[9],[14]	(1,535)	[10],[15]
Average assets		209,000	[9],[11]	202,000	[9],[12]	184,000	[10],[13]	205,000	[9],[14]	184,000	[10],[15]
Average liabilities		$ 256,000	[9],[11]	$ 247,000	[9],[12]	$ 274,000	[10],[13]	$ 253,000	[9],[14]	$ 278,000	[10],[15]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $66, Global Wealth Management – $5, and Other – $(17).
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $57, Global Wealth Management – $5, and Other – $2.
[6]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $8, International Banking – $62, Global Wealth Management – $5, and Other – $(20).
[7]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $183, Global Wealth Management – $14, and Other – $(33).
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $48, International Banking – $194, Global Wealth Management – $13, and Other – $(120).
[9]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.
[10]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
[11]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $6 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[12]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $4 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[13]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[14]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $53 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[15]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $358 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.